FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details Textual) $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 21, 2017 COP ($)	Dec. 21, 2017 USD ($)
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets available-for-sale		$ 328,877,000,000		$ 337,243,000,000
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income		38,884,000,000		232,617,000,000	$ 137,323,000,000
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax				(12,112,000,000)
Gains (losses) on cash flow hedges, net of tax	[1]	0		(12,112,000,000)	6,378,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		2,614,000,000		3,493,000,000
Gains (losses) on hedges of net investments in foreign operations, net of tax		$ 36,762,000,000		327,272,000,000	(1,665,422,000,000)
Percentage Increase In Corporate Bonds From Classification Of Debt Securities		104.75%
Financial assets		$ 16,377,253,000,000		13,060,653,000,000
Notional amount		7,009,473,000,000		8,408,283,000,000
Fair value hedges [member]
Disclosure of financial assets investments and derivatives [Line Items]
Gain (loss) on hedge ineffectiveness		3,094,000,000		2,779,000,000	(3,110,000,000)
Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities		11,951,000,000		9,317,000,000	$ 9,605,000,000
Financial assets		1,517,830,000,000		1,388,172,000,000
Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		14,859,423,000,000		11,672,481,000,000
Debt securities [member] | Corporate bonds [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,079,663,000,000	[2]	527,883,000,000
Financial assets at fair value through profit or loss, category [member] | FiduPeru S.A. Sociedad Fiduciaria [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets available-for-sale		1,141,000,000
Financial assets at fair value through profit or loss, category [member] | Capital Investments SAFI S.A. [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets available-for-sale		1,345,000,000
Financial assets at fair value through profit or loss, category [member] | Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		988,455,000,000		895,425,000,000
Financial assets at fair value through profit or loss, category [member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		10,701,855,000,000		8,537,562,000,000
Financial assets at fair value through profit or loss, category [member] | Debt securities [member] | Corporate bonds [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 137,900,000,000	[2]	$ 111,946,000,000
Alternegy S.A. [Member] | Debt securities [member] | Corporate bonds [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets						$ 446,047
Notional amount							$ 320

[1]	In 2016 the Bank's subsidiary, Banistmo, discontinued cash flow hedge accounting. For further information see Note 5.2. Derivatives Financial Instruments.
[2]	Debt securities classified as Corporate Bonds, increased by 104.75% between December 31, 2017 and 2016 due to the purchase of Alternegy S.A. bonds by Banistmo on December 21 of 2017, which have a carrying value of COP 446,047. Banistmo acted as joint arranger with Banco General and underwriters of the bonds issued by Alternergy for an amount of up to US$320 million.